EATON VANCE EMERGING MARKETS DEBT OPPORTUNITIES FUND

(the “Fund”)

Supplement to Prospectus and Statement of Additional Information dated December 1, 2024

The following changes are effective December 31, 2024:

1.	The following is added under “Management” in the “Fund Summary” section in the Prospectus:

Investment Sub-Adviser. Morgan Stanley Investment Management Limited (“MSIM Ltd.”).

2.	The following replaces the section titled “Portfolio Managers” in “Management” in the “Fund Summary” section in the Prospectus:

Patrick Campbell, Managing Director of Morgan Stanley and Vice President of Eaton Vance, has managed the Fund since December 31, 2024.

Akbar Causer, Managing Director of Morgan Stanley and Vice President of Eaton Vance, has managed the Fund since June 2021.

Hussein Khattab, Executive Director of Morgan Stanley and MSIM Ltd., has managed the Fund since December 31, 2024.

Kyle Lee, Managing Director of Morgan Stanley and Vice President of Eaton Vance, has managed the Fund since December 31, 2024.

Brian Shaw, Executive Director of Morgan Stanley and Vice President of Eaton Vance, has managed the Fund since September 2021.

Federico Sequeda, Executive Director of Morgan Stanley and Vice President of Eaton Vance, has managed the Fund since December 31, 2024.

Sahil Tandon, Managing Director of Morgan Stanley and MSIM Ltd., has managed the Fund since December 31, 2024.

3.	The following paragraph replaces the third paragraph under “Management.” in “Management and Organization” in the Prospectus.

The Fund’s annual shareholder report and Form N-CSR filing covering the fiscal year ended July 31 provides information regarding the basis for the Directors’ approval of the Fund’s investment advisory agreement and administrative agreement. The Fund’s semi-annual shareholder report and Form N-CSRS filing covering the fiscal period ending January 31, 2025 will provide information regarding the basis for the Trustees’ approval of the Fund’s sub-advisory agreement.

4.	The following paragraph replaces the fifth paragraph in “Management and Organization” in the Prospectus.

For the fiscal year ended July 31, 2024, the effective annual rate of investment advisory and administrative fee paid to Eaton Vance, based on average daily net assets of the Fund was 0.62%. The portfolio managers of the Fund are Patrick Campbell (since December 31, 2024), Akbar Causer (since June 2021), Hussein Khattab (since December 31, 2024), Kyle Lee (since December 31, 2024), Federico Sequeda (since December 31, 2024), Brain Shaw (since September 2021) and Sahil Tandon (since December 31, 2024).

Messrs. Campbell and Lee manage other Eaton Vance funds and are Managing Directors of Morgan Stanley and Vice Presidents of Eaton Vance and have been employees of the Eaton Vance organization for more than five years. Mr. Causer co-manages other Eaton Vance funds, is a Managing Director of Morgan Stanley and a Vice President of Eaton Vance and has been an employee of the Eaton Vance organization for more than five years. Messrs. Shaw and Sequeda co-manage other Eaton Vance funds, and are Executive Directors of Morgan Stanley and Vice Presidents of Eaton Vance and have been employees of the Eaton Vance organization for more than five years. Mr. Khattab co-manages other Eaton Vance funds, is an Executive Director of Morgan Stanley and MSIM Ltd. and has been an employee of the Eaton Vance organization for more than five years. Mr. Tandon co-manages other Eaton Vance funds and is a Managing Director of Morgan Stanley and MSIM Ltd. and has been an employee of the Eaton Vance organization for more than five years.

5.	The following is added as the last paragraph in the section titled “Management.” in “Management and Organization” in the Prospectus:

Pursuant to an investment sub-advisory agreement, Eaton Vance has delegated certain investment management services of the Fund to Morgan Stanley Investment Management Limited (“MSIM Ltd.”), 25 Cabot Square, Canary Wharf, London E14 4QA, United Kingdom, a registered investment adviser. Eaton Vance pays a portion of its fee for sub-advisory services provided to the Fund.

6.	The following is added above the last paragraph under “Investment Advisory and Administrative Services” in “Investment Advisory and Administrative Services” in the SAI:

Effective December 31, 2024, pursuant to the investment sub-advisory agreement between Eaton Vance and Morgan Stanley Investment Management Limited (“MSIM Ltd.”) (the “MSIM Ltd. agreement”) Eaton Vance pays compensation to MSIM Ltd. for providing sub-advisory services to the Fund.

7.	The following paragraph replaces the last paragraph under “Investment Advisory and Administrative Services” in “Investment Advisory and Administrative Services” in the SAI:

Each of the Investment Advisory and Administrative Agreement and Investment Sub-Advisory Agreement continues in effect through and including the second anniversary of its execution and shall continue in full force and effect indefinitely thereafter, but only so long as such continuance after such second anniversary is specifically approved at least annually (i) by the vote of a majority of the noninterested Directors of the Corporation cast at a meeting specifically called for the purpose of voting on such approval pursuant to the requirements of the 1940 Act and (ii) by the Board of the Corporation or by vote of a majority of the outstanding voting securities of the Fund. Each Agreement may be terminated at any time without penalty on sixty (60) days’ written notice by either party, or by vote of the majority of the outstanding voting securities of the Fund, and each Agreement will terminate automatically in the event of its assignment. Each Agreement provides that the investment adviser may render services to others. Each Agreement also provides that the investment adviser or sub-adviser shall not be liable for any loss incurred in connection with the performance of its duties, or action taken or omitted under the Agreement, in the absence of willful misfeasance, bad faith, gross negligence or reckless disregard of its obligations and duties thereunder, or for any losses sustained in the acquisition, holding or disposition of any security or other investment. Each Agreement is not intended to, and does not, confer upon any person not a party to it any right, benefit or remedy of any nature.

8.	The following sub-section is added below “Information about Eaton Vance.” in “Investment Advisory and Administrative Services” in the SAI:

Information About MSIM Ltd. MSIM Ltd. provides investment advice to institutional clients, pooled investment vehicles, and retail investors. MSIM Ltd. is an indirect wholly owned subsidiary of Morgan Stanley. MSIM Ltd. was originally organized in 1986.

9.	The following paragraph replaces “Code of Ethics.” in “Investment Advisory and Administrative Services” in the SAI:

Code of Ethics. The investment adviser, sub-adviser, principal underwriter, and the Fund have adopted Codes of Ethics governing personal securities transactions pursuant to Rule 17j-1 under the 1940 Act. Under the Codes, employees of the investment adviser, sub-adviser and the principal underwriter may purchase and sell securities (including securities held or eligible for purchase by the Fund) subject to the provisions of the Codes and certain employees are also subject to pre-clearance, reporting requirements and/or other procedures.

10.	The following replaces the tables under “Portfolio Managers.” in “Investment Advisory and Administrative Services” in the SAI:

Portfolio Managers. The portfolio managers (each referred to as a “portfolio manager”) of the Fund are listed below. The following table shows, as of the Fund’s most recent fiscal year end, the number of accounts each portfolio manager managed in each of the listed categories and the total assets (in millions of dollars) in the accounts managed within each category. The table also shows the number of accounts with respect to which the advisory fee is based on the performance of the account, if any, and the total assets (in millions of dollars) in those accounts.

	Number of All Accounts	Total Assets of All Accounts	Number of Accounts Paying a Performance Fee	Total Assets of Accounts Paying a Performance Fee
Akbar Causer
Registered Investment Companies(1)	4	$2,938.1	0	$0
Other Pooled Investment Vehicles	10	$3,041.8	0	$0
Other Accounts	3	$215.3	0	$0
Patrick Campbell(2)(3)
Registered Investment Companies(1)	9	$13,580.0	0	$0
Other Pooled Investment Vehicles	4	$1,280.7	0	$0
Other Accounts	0	$0	0	$0
Hussein Khattab(2)(3)
Registered Investment Companies(1)	4	$10,391.6	0	$0
Other Pooled Investment Vehicles	1	$148.7	0	$0
Other Accounts	0	$0	0	$0
Kyle Lee(2)(3)
Registered Investment Companies(1)	8	$10,752.5	0	$0
Other Pooled Investment Vehicles	2	$350.6	0	$0
Other Accounts	1	$37.6	0	$0
Federico Sequeda(2)(3)
Registered Investment Companies(1)	10	$13,293.5	0	$0
Other Pooled Investment Vehicles	4	$932.0	0	$0
Other Accounts	1	$37.6	0	$0
Brian Shaw
Registered Investment Companies(1)	8	$16,398.5	0	$0
Other Pooled Investment Vehicles	8	$2,454.7	0	$0
Other Accounts	1	$140.2	0	$0
Sahil Tandon(2)(3)
Registered Investment Companies(1)	7	$3,042.5	0	$0
Other Pooled Investment Vehicles	2	$255.0	0	$0
Other Accounts	2	$43.4	0	$0
(1)	Includes the Fund.
(2)	Effective December 31, 2024.
(3)	Information as of October 31, 2024.

The following table shows the dollar range of equity securities beneficially owned (or held notionally through IMAP) in the Fund by its portfolio manager(s) as of the Fund’s most recent fiscal year ended July 31, 2024 and in the Eaton Vance family of funds as of December 31, 2023.

Portfolio Managers	Dollar Range of Equity Securities Beneficially Owned in the Fund	Aggregate Dollar Range of Equity Securities Beneficially Owned in the Eaton Vance Family of Funds
Patrick Campbell(1)(2)	$10,001 - $50,000	$50,001 - $100,000
Akbar Causer	$50,001 - $100,000	$100,001 - $500,000
Hussein Khattab(1)(2)	None	$100,001 - $500,000
Kyle Lee(1)(2)	$100,001 - $500,000	$500,001 - $1,000,000
Federico Sequeda(1)(2)	$10,001 - $50,000	$100,001 - $500,000
Brian Shaw	$10,001 - $50,000	$100,001-$500,000
Sahil Tandon(1)(2)	None	$500,001 - $1,000,000
(1)	Effective December 31, 2024.
(2)	Ownership as of October 31, 2024.

11.	The following replaces the paragraph titled “Compensation Structure for Eaton Vance.” in the section “Portfolio Managers” in “Investment Advisory and Administrative Services” in the SAI:

Compensation Structure for Eaton Vance, BMR and MSIM Ltd. The compensation structure of Eaton Vance and its affiliates that are investment advisers, including MSIM Ltd., (“Investment Management”) is based on a total reward system of base salary and incentive compensation, which is paid either in the form of cash bonus, or for employees meeting the specified deferred compensation eligibility threshold, partially as a cash bonus and partially as mandatory deferred compensation. Deferred compensation granted to Investment Management employees is generally granted as a mix of deferred cash awards under the Investment Management Alignment Plan (IMAP) and equity-based awards in the form of stock units. The portion of incentive compensation granted in the form of a deferred compensation award and the terms of such awards are determined annually by the Compensation, Management Development and Succession Committee of the Morgan Stanley Board of Directors.

December 12, 2024	48565-00 12.12.24